BUSINESS ACQUISITIONS - Pro Forma Earnings (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Polyair Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	$ 132,015
Net earnings (loss)	(5,035)
Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	9,555
Net earnings (loss)	497
Maiweave Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	28,050
Net earnings (loss)	$ (1,173)